Commitment and Contingencies (Tables)	6 Months Ended
Mar. 31, 2024
Commitment and Contingencies [Abstract]
Schedule of Capital Commitments Under Non-Cancelable Agreements	As of March 31, 2024, the Company had the following capital commitments under non-cancelable agreements related to construction in progress:
Future payments	Capital commitments
April 2024 to September 2024	$1,181,404
October 2024 to September 2025	299,137
October 2025 to September 2026	-
Thereafter	-
Total	$1,480,541